Note 1 - Nature of the Business and Group Internal Restructuring (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended								12 Months Ended
	Mar. 14, 2017 USD ($) $ / shares shares	Jul. 20, 2015 USD ($) shares	Jul. 20, 2015 CNY (¥) shares	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)	Apr. 13, 2015 USD ($) $ / shares shares	Mar. 30, 2015 USD ($)	Mar. 30, 2015 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 shares	Jan. 31, 2015	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Jul. 02, 2015	Dec. 31, 2012
Stock Issued During Period, Value, New Issues																	$ 89,443	$ 15,250	$ 16,000
Shares Issued, Price Per Share | $ / shares	$ 20
Assets																	32,828	14,908
Cash																	27,481	11,687
Liabilities																	4,792	2,609
Proceeds from Issuance of Common Stock																	50,505	$ 15,250	$ 16,000
Sale to Third-party Investors [Member]
Stock Issued During Period, Shares, New Issues | shares											1,129,628
Stock Issued During Period, Value, New Issues											$ 15,250
Shares Issued, Price Per Share | $ / shares											$ 13.50
IPO [Member]
Stock Issued During Period, Shares, New Issues | shares	174,286
Shares Issued, Price Per Share | $ / shares	$ 20
Proceeds from Issuance of Common Stock	$ 47,184
Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	2,541,048
Mr. Dong Liang [Member]
Stock Issued During Period, Shares, New Issues | shares														320,000
Founders [Member]
Stock Issued During Period, Shares, New Issues | shares															13,429,997
Wanchun Biotech [Member]
Stock Issued During Period, Shares, New Issues | shares						100,000
Wanchun Biotech [Member] | Internal Restructuring Plan [Member]
Stock Issued During Period, Shares, New Issues | shares		60,000	60,000
Beijing Sangel Fang Sheng Venture Capital [Member]
Stock Issued During Period, Shares, New Issues | shares						1,600,000
Stock Issued During Period, Value, New Issues						$ 16,000
Shares Issued, Price Per Share | $ / shares						$ 10
Nereus Trust [Member] | Private Placement [Member]
Stock Issued in Lieu of Royalty Payments | shares	2,112,963
Wanchun Biotech [Member] | Drug Research [Member]
Assets		$ 1,513
Cash		1,201
Due from Related Parties		312
Liabilities		9,705
Shanghai Fosun [Member]
Payments to Acquire Equity Method Investments		$ 1,611	¥ 10,000
Payments to Acquire Equity Method Investments, Shares | shares		240,000	240,000
One Founder [Member] | Shenzhen Sangel Sino-euro Venture Capital [Member]
Transfer of Stock, Shares | shares														200,000
Transfer of Stock, Value														$ 2,000
Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage Sold																10.00%
Equity Method Investment, Ownership Percentage		100.00%
Stock Issued During Period, Shares, Acquisitions | shares		300,000	300,000
BeyondSpring U.S. [Member] | Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage																					100.00%
BeyondSpring U.S. [Member] | Founders [Member]
Equity Method Investment, Ownership Percentage		85.02%
Wanchun Pharma [Member] | Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage		9.09%																				90.91%
Equity Method Investment, Ownership Percentage Acquired							9.09%	9.09%
Payments to Acquire Equity Method Investments							$ 1,611	¥ 10,000
Wanchun Pharma [Member] | Shanghai Fosun [Member]
Equity Method Investment, Ownership Percentage																						9.09%
Wanchunbulin [Member] | Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage				40.00%	40.00%
Wanchunbulin [Member] | Wanchun Biotech [Member] | Patents [Member]
Payments to Acquire Equity Method Investments				$ 5,290	¥ 32,800
Wanchunbulin [Member] | Wanchun Shenzhen [Member]
Equity Method Investment, Ownership Percentage				60.00%	60.00%
Payments to Acquire Equity Method Investments				$ 7,716	¥ 49,200				$ 3,700	¥ 25,701		$ 2,000	¥ 12,752
Wanchunbulin [Member] | Wanchun Shenzhen [Member] | Investing Additional Capital During the Next 5 Years [Member]
Contractual Obligation																	$ 1,652			¥ 10,747
Contractual Obligation, Term of Agreement																	5 years
BVI Biotech [Member] | Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage																					100.00%